INITIAL PUBLIC OFFERING, Narrative (Q2) (Details) - USD ($)					10 Months Ended	12 Months Ended
	Jul. 30, 2022	Aug. 20, 2021	Jul. 30, 2021	Jul. 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2023
Class of Warrant or Right [Line Items]
Proceeds from initial public offering, net of underwriting fees					$ 176,806,700
Underwriting fees			$ 3,608,300	$ 3,608,300		3,608,300
Underwriting fees deferred			$ 6,314,525	$ 6,314,525		$ 6,314,525
Common Class A [Member]
Class of Warrant or Right [Line Items]
Shares issued, price per share							$ 10.18
IPO [Member]
Class of Warrant or Right [Line Items]
Option for underwriters to purchase additional units, term			45 days
Additional units that can be purchased to cover over-allotments			2,625,000	2,625,000
Proceeds from initial public offering, net of underwriting fees					180,415,000
Underwriting fees			$ 3,608,300	$ 3,608,300
Underwriting fees deferred			$ 6,314,525	$ 6,314,525
IPO [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Units, number of securities called by units	1		1	1
Number of securities called by each warrant (in shares)	1		1	1
Proceeds from initial public offering, net of underwriting fees					$ 180,415,000
Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Units issued during period, shares, new issues		541,500
Option for underwriters to purchase additional units, term	45 days		45 days			45 days
Additional units that can be purchased to cover over-allotments	2,625,000	2,625,000	2,625,000	2,625,000
Proceeds from initial public offering, net of underwriting fees		$ 5,415,000
Underwriting fees		108,300
Underwriting fees deferred		$ 189,525
Public Shares [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Units issued during period, shares, new issues	17,500,000		17,500,000	17,500,000
Shares issued, price per share	$ 10		$ 10	$ 10
Proceeds from initial public offering, net of underwriting fees			$ 175,000,000	$ 175,000,000
Public Shares [Member] | Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Units issued during period, shares, new issues		541,500
Proceeds from initial public offering, net of underwriting fees		$ 5,415,000
Redeemable Warrants [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Units, number of securities called by units	0.50		0.50	0.50
Warrants exercise price (In dollars per share)	$ 11.5		$ 11.5	$ 11.5